Schedule of bank loan (Details) - HKD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Total		$ 8,000	$ 3,000
Bank of China [Member]
Line of Credit Facility [Line Items]
Total	[1]	$ 8,000	$ 3,000

[1]	This loan is a revolving loan up to HK$11,000,000, carries an interest of 1.5% below Hong Kong Dollar prime rate and is collateralized by a Hong Kong property jointly owned by Mr. Li Kin Shing (“Mr. Li”) and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.